UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-04049

DWS Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2014

ITEM 1.	REPORT TO STOCKHOLDERS

April 30, 2014

Semiannual Report

to Shareholders

DWS Unconstrained Income Fund

Contents
3 Letter to Shareholders
4 Performance Summary
7 Portfolio Management Team
8 Portfolio Summary
9 Investment Portfolio
44 Statement of Assets and Liabilities
46 Statement of Operations
48 Statement of Changes in Net Assets
49 Financial Highlights
53 Notes to Financial Statements
74 Information About Your Fund's Expenses
76 Advisory Agreement Board Considerations and Fee Evaluation
81 Account Management Resources
83 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

The economic recovery appears to be gaining traction here in the United States and across much of the globe. Still, the data we see on television and the Internet provide a mixed message. Corporate profit growth may be decelerating, but manufacturing and the housing market are strengthening. Employment numbers are not as strong as one would expect, yet consumer confidence is resilient. All in all, economic growth has been sufficient for the Federal Reserve to taper its bond-buying program.

What lies ahead? Randy Brown, co-chief investment officer for Deutsche Asset & Wealth Management, suggests that "despite the slowdown in some emerging economies, global growth is likely to remain solid." And "as a result of stable economic growth and continued tapering, we expect the yields of long U.S. Treasuries to increase eventually."

Does this view suggest the need for a change in strategy? The answer will depend on your current asset allocation as well as whether a change has occurred in your personal circumstances, objectives or investment time horizon. A trusted financial advisor who fully understands your specific situation and goals can be the best resource when weighing any major decisions. In any case, we believe that some measure of diversification across a variety of securities and asset classes makes sense. Although it doesn't insure against loss or guarantee a profit, diversification can help your portfolio weather short-term market fluctuations. And that is a helpful strategy in any environment.

Best regards,

Brian Binder

President, DWS Funds

Performance Summary April 30, 2014 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/14
Unadjusted for Sales Charge	2.91%	0.09%	9.21%	6.73%
Adjusted for the Maximum Sales Charge (max 2.75% load)	0.08%	–2.66%	8.60%	6.43%
Barclays U.S. Universal Index†	2.02%	0.24%	5.69%	5.14%
Average Annual Total Returns as of 3/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		1.05%	9.89%	6.42%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–1.73%	9.27%	6.13%
Barclays U.S. Universal Index†		0.51%	5.74%	4.78%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/14
Unadjusted for Sales Charge	2.48%	–0.73%	8.35%	5.85%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–1.52%	–3.61%	8.20%	5.85%
Barclays U.S. Universal Index†	2.02%	0.24%	5.69%	5.14%
Average Annual Total Returns as of 3/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		0.21%	9.02%	5.58%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		–2.69%	8.87%	5.58%
Barclays U.S. Universal Index†		0.51%	5.74%	4.78%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/14
Unadjusted for Sales Charge	2.73%	–0.62%	8.40%	5.90%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.73%	–0.62%	8.40%	5.90%
Barclays U.S. Universal Index†	2.02%	0.24%	5.69%	5.14%
Average Annual Total Returns as of 3/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		0.32%	9.06%	5.60%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		0.32%	9.06%	5.60%
Barclays U.S. Universal Index†		0.51%	5.74%	4.78%
Class S	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 4/30/14
No Sales Charges	3.22%	0.31%	9.48%	6.24%
Barclays U.S. Universal Index†	2.02%	0.24%	5.69%	4.95%
Average Annual Total Returns as of 3/31/14 (most recent calendar quarter end)
No Sales Charges		1.26%	10.15%	6.23%
Barclays U.S. Universal Index†		0.51%	5.74%	4.90%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2014 are 1.03%, 1.86%, 1.79% and 0.88% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* Class S commenced operations on February 1, 2005. The performance shown for the index is for the time period of January 31, 2005 through April 30, 2014 (through March 31, 2014 for the most recent calendar quarter end returns), which is based on the performance period of the life of Class S.

† The unmanaged Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S
Net Asset Value
4/30/14	$4.91	$4.92	$4.95	$4.92
10/31/13	$4.88	$4.88	$4.91	$4.88
Distribution Information as of 4/30/14
Income Dividends, Six Months	$.11	$.09	$.09	$.12
April Income Dividend	$.0183	$.0150	$.0153	$.0192
SEC 30-day Yield‡‡	3.29%	2.52%	2.62%	3.54%
Current Annualized Distribution Rate‡‡	4.47%	3.66%	3.71%	4.68%

‡‡ The SEC yield is net investment income per share earned over the month ended April 30, 2014, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 3.26%, 2.45% and 2.59% for Class A, B and C shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2014. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 4.44%, 3.59% and 3.68% for Class A, B and C shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2006.

— Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

— Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

— Head of US High Yield Bonds: New York.

— BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

William Chepolis, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2005.

— Joined Deutsche Asset & Wealth Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank's fixed income and foreign exchange portfolios.

— Head of Sector Fixed Income: New York.

— BIS, University of Minnesota.

John D. Ryan, Director

Portfolio Manager of the fund. Began managing the fund in 2010.

— Joined Deutsche Asset & Wealth Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998–2003.

— Over 19 years of investment industry experience.

— BA in Economics, University of Chicago; MBA, University of Chicago.

Philip G. Condon, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2011.

— Joined Deutsche Asset & Wealth Management in 1983.

— Head of Municipal Bonds.

— BA and MBA, University of Massachusetts at Amherst.

Darwei Kung, Director

Portfolio Manager of the fund. Began managing the fund in 2011.

— Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

— Portfolio Manager: New York.

— BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2014 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 55.8%
Consumer Discretionary 7.6%
AMC Entertainment, Inc., 144A, 5.875%, 2/15/2022 (b)		260,000	265,850
AMC Networks, Inc., 7.75%, 7/15/2021		95,000	106,400
AmeriGas Finance LLC:
6.75%, 5/20/2020		560,000	609,000
7.0%, 5/20/2022		430,000	473,000
APX Group, Inc.:
6.375%, 12/1/2019		235,000	239,113
8.75%, 12/1/2020		35,000	35,700
Arcelik AS, 144A, 5.0%, 4/3/2023 (b)		1,000,000	939,500
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		530,000	593,600
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		905,000	981,925
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		425,000	431,375
Avis Budget Car Rental LLC:
5.5%, 4/1/2023		250,000	252,500
8.25%, 1/15/2019		319,000	339,735
BC Mountain LLC, 144A, 7.0%, 2/1/2021		245,000	238,263
Beazer Homes U.S.A., Inc., 144A, 5.75%, 6/15/2019 (b)		735,000	725,812
Block Communications, Inc., 144A, 7.25%, 2/1/2020		385,000	410,025
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		195,000	215,475
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		570,000	551,521
Cablevision Systems Corp.:
5.875%, 9/15/2022		130,000	131,625
8.0%, 4/15/2020 (b)		65,000	75,075
Caesar's Entertainment Operating Co., Inc., 8.5%, 2/15/2020 (b)		605,000	521,812
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		225,000	240,469
CCO Holdings LLC:
6.5%, 4/30/2021		825,000	880,687
6.625%, 1/31/2022		465,000	501,037
7.0%, 1/15/2019 (b)		125,000	132,031
7.375%, 6/1/2020		55,000	60,431
8.125%, 4/30/2020		145,000	158,956
Century Intermediate Holding Co. 2, 144A, 9.75%, 2/15/2019 (PIK)		130,000	138,450
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		465,000	453,375
144A, 6.375%, 9/15/2020		1,300,000	1,361,750
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020 (b)		150,000	148,500
Clear Channel Communications, Inc.:
9.0%, 12/15/2019		610,000	649,650
11.25%, 3/1/2021		355,000	399,819
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		295,000	314,175
Series B, 6.5%, 11/15/2022		415,000	444,050
Series A, 7.625%, 3/15/2020		115,000	123,050
Series B, 7.625%, 3/15/2020		1,810,000	1,950,275
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	25,125
Crown Media Holdings, Inc., 10.5%, 7/15/2019		325,000	368,875
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		405,000	431,325
DBP Holding Corp., 144A, 7.75%, 10/15/2020		250,000	224,688
Delphi Corp., 5.0%, 2/15/2023		350,000	371,000
DISH DBS Corp.:
4.25%, 4/1/2018		345,000	360,525
5.0%, 3/15/2023		465,000	474,300
6.75%, 6/1/2021		470,000	531,100
7.875%, 9/1/2019		45,000	53,381
General Motors Financial Co., Inc., 3.25%, 5/15/2018		120,000	121,200
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020 (b)		435,000	389,325
Grupo Televisa SAB, 6.625%, 3/18/2025		1,200,000	1,427,750
Harron Communications LP, 144A, 9.125%, 4/1/2020		440,000	495,000
Hertz Corp., 6.75%, 4/15/2019		315,000	337,838
Hot Topic, Inc., 144A, 9.25%, 6/15/2021 (b)		190,000	207,575
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		550,000	573,375
L Brands, Inc., 7.0%, 5/1/2020		120,000	136,800
Libbey Glass, Inc., 6.875%, 5/15/2020		13,000	13,399
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		430,000	468,700
Mattel, Inc., 5.45%, 11/1/2041		836,600	891,944
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		290,000	306,675
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021		60,000	59,850
6.375%, 4/1/2023		430,000	449,350
Mediacom LLC, 7.25%, 2/15/2022		115,000	123,913
MGM Resorts International:
6.625%, 12/15/2021 (b)		1,595,000	1,754,978
6.75%, 10/1/2020		185,000	204,444
8.625%, 2/1/2019		905,000	1,080,344
Myriad International Holdings BV, 144A, 6.0%, 7/18/2020		1,700,000	1,857,250
Numericable Group SA:
144A, 4.875%, 5/15/2019 (c)		605,000	611,050
144A, 6.0%, 5/15/2022 (c)		900,000	921,375
144A, 6.25%, 5/15/2024 (c)		265,000	271,294
PNK Finance Corp., 144A, 6.375%, 8/1/2021		310,000	325,500
Quebecor Media, Inc., 5.75%, 1/15/2023		220,000	221,100
RCI Banque SA, 144A, 3.5%, 4/3/2018		2,000,000	2,092,620
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		765,000	868,275
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		150,000	149,625
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		290,000	323,350
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		245,000	268,888
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		275,000	287,031
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021 (b)		365,000	379,600
Starz LLC, 5.0%, 9/15/2019		210,000	217,613
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021 (b)		325,000	328,250
Time Warner Cable, Inc., 7.3%, 7/1/2038		625,000	830,513
Travelport LLC, 144A, 13.875%, 3/1/2016 (PIK)		55,304	57,516
UCI International, Inc., 8.625%, 2/15/2019		130,000	125,450
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,080,000	1,090,800
144A, 7.5%, 3/15/2019		445,000	479,487
144A, 7.5%, 3/15/2019	EUR	165,000	246,653
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	505,000	760,163
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		60,000	64,125
144A, 7.875%, 11/1/2020		135,000	148,331
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		215,000	242,950
Visteon Corp., 6.75%, 4/15/2019		150,000	157,697
			41,303,296
Consumer Staples 3.8%
Ajecorp BV, 144A, 6.5%, 5/14/2022		850,000	799,000
Altria Group, Inc., 9.95%, 11/10/2038		275,000	448,761
Big Heart Pet Brands, 7.625%, 2/15/2019		312,000	325,260
BRF SA, 144A, 5.875%, 6/6/2022		2,000,000	2,130,000
Chiquita Brands International, Inc., 7.875%, 2/1/2021		229,000	255,335
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		2,600,000	2,918,500
Delhaize Group SA, 4.125%, 4/10/2019		1,285,000	1,334,000
ESAL GmbH, 144A, 6.25%, 2/5/2023		1,300,000	1,241,500
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020 (b)		760,000	820,800
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		610,000	618,387
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		670,000	722,762
144A, 8.25%, 2/1/2020		1,025,000	1,121,862
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		900,000	915,750
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		1,050,000	1,191,750
Pilgrim's Pride Corp., 7.875%, 12/15/2018		355,000	380,294
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		525,000	549,938
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		1,105,000	1,149,200
6.875%, 2/15/2021		2,085,000	2,243,981
7.125%, 4/15/2019		630,000	664,650
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		270,000	290,250
Smithfield Foods, Inc., 6.625%, 8/15/2022		210,000	229,163
U.S. Foods, Inc., 8.5%, 6/30/2019		460,000	495,650
			20,846,793
Energy 7.4%
Access Midstream Partners LP, 6.125%, 7/15/2022		335,000	362,219
Afren PLC, 144A, 10.25%, 4/8/2019		1,437,000	1,627,402
Antero Resources Finance Corp., 144A, 5.375%, 11/1/2021		150,000	153,375
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		260,000	266,500
6.75%, 11/1/2020		1,300,000	1,373,125
10.25%, 6/1/2014		235,000	236,175
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		810,000	876,825
8.625%, 10/15/2020		225,000	245,250
Chaparral Energy, Inc., 7.625%, 11/15/2022		440,000	468,600
Chesapeake Energy Corp., 3.479%, 4/15/2019		355,000	358,550
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		145,000	151,163
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		575,000	615,250
CONSOL Energy, Inc., 144A, 5.875%, 4/15/2022		120,000	123,600
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022		220,000	229,900
7.75%, 4/1/2019		295,000	319,337
Crosstex Energy LP, 7.125%, 6/1/2022		87,000	101,355
DCP Midstream Operating LP:
2.7%, 4/1/2019		400,000	402,544
3.875%, 3/15/2023		1,250,000	1,245,987
Denbury Resources, Inc., 4.625%, 7/15/2023		250,000	237,813
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		430,000	457,950
EDC Finance Ltd., 144A, 4.875%, 4/17/2020		1,165,000	1,031,025
El Paso LLC, 7.25%, 6/1/2018		280,000	319,170
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		655,000	691,025
Energy Transfer Partners LP, 4.15%, 10/1/2020		750,000	783,505
EP Energy LLC:
6.875%, 5/1/2019		355,000	381,181
7.75%, 9/1/2022		320,000	356,400
9.375%, 5/1/2020		160,000	184,400
EV Energy Partners LP, 8.0%, 4/15/2019		875,000	914,375
EXCO Resources, Inc., 8.5%, 4/15/2022		185,000	190,088
FMC Technologies, Inc., 3.45%, 10/1/2022		260,000	249,911
Halcon Resources Corp.:
8.875%, 5/15/2021 (b)		1,975,000	2,046,594
9.75%, 7/15/2020		330,000	353,100
144A, 9.75%, 7/15/2020		270,000	288,225
Holly Energy Partners LP, 6.5%, 3/1/2020		110,000	117,150
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021 (b)		510,000	525,300
Linn Energy LLC, 144A, 7.25%, 11/1/2019		590,000	609,912
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		240,000	252,600
144A, 7.0%, 3/31/2024		725,000	768,500
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021 (b)		610,000	623,725
10.75%, 10/1/2020 (b)		680,000	733,550
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		370,000	382,025
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		630,000	669,375
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		1,000,000	1,000,000
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		1,070,000	1,144,900
6.875%, 1/15/2023		165,000	178,613
144A, 6.875%, 3/15/2022		535,000	580,475
7.25%, 2/1/2019		260,000	277,550
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		1,000,000	1,088,750
Offshore Group Investment Ltd.:
7.125%, 4/1/2023 (b)		530,000	522,050
7.5%, 11/1/2019		865,000	899,600
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		1,000,000	1,092,500
Pertamina Persero PT, 144A, 5.625%, 5/20/2043		600,000	509,250
Petroleos de Venezuela SA:
Series 2014, 4.9%, 10/28/2014		750,000	726,750
144A, 9.0%, 11/17/2021		1,300,000	1,061,125
QGOG Constellation SA, 144A, 6.25%, 11/9/2019		1,000,000	1,007,500
Regency Energy Partners LP, 5.875%, 3/1/2022		30,000	31,425
Reliance Holding U.S.A., Inc., 144A, 5.4%, 2/14/2022		1,750,000	1,829,144
Rowan Companies, Inc., 4.75%, 1/15/2024		710,000	726,941
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		885,000	913,762
5.625%, 4/15/2023		200,000	202,000
Sabine Pass LNG LP, 7.5%, 11/30/2016		100,000	111,000
Samson Investment Co., 144A, 10.75%, 2/15/2020		190,000	200,450
SandRidge Energy, Inc., 7.5%, 3/15/2021		890,000	945,625
SESI LLC:
6.375%, 5/1/2019		245,000	262,456
7.125%, 12/15/2021		700,000	787,500
Swift Energy Co., 7.875%, 3/1/2022 (b)		230,000	228,850
Talos Production LLC, 144A, 9.75%, 2/15/2018		500,000	526,250
Tesoro Corp., 4.25%, 10/1/2017		220,000	232,100
Transocean, Inc., 3.8%, 10/15/2022		480,000	460,589
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	212,000
Whiting Petroleum Corp., 5.0%, 3/15/2019		340,000	357,850
WPX Energy, Inc., 5.25%, 1/15/2017		250,000	267,813
			40,708,874
Financials 9.6%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		490,000	535,325
Alfa SAB de CV, 144A, 5.25%, 3/25/2024		900,000	914,625
Ally Financial, Inc., 3.5%, 1/27/2019 (b)		910,000	913,413
American International Group, Inc., 3.8%, 3/22/2017		530,000	566,971
American Tower Corp., (REIT), 3.5%, 1/31/2023		420,000	403,794
Atlantic Finance Ltd., 144A, 10.75%, 5/27/2014		2,000,000	2,012,262
Banco de Credito del Peru, 144A, 6.875%, 9/16/2026		1,500,000	1,636,875
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	2,000,000	824,756
Bank of America Corp., 3.3%, 1/11/2023		1,175,000	1,140,518
Bank of Baroda, 144A, 4.875%, 7/23/2019		600,000	619,877
Barclays Bank PLC, 7.625%, 11/21/2022		1,510,000	1,714,794
BBVA Bancomer SA:
144A, 4.375%, 4/10/2024		490,000	486,938
144A, 6.5%, 3/10/2021		2,000,000	2,200,000
CIT Group, Inc.:
3.875%, 2/19/2019		1,305,000	1,319,681
5.0%, 5/15/2017		445,000	475,594
5.25%, 3/15/2018		565,000	605,963
Credit Agricole SA, 144A, 7.875%, 1/29/2049 (b)		1,325,000	1,425,568
Credito Real SAB de CV, 144A, 7.5%, 3/13/2019 (b)		1,000,000	1,052,500
Development Bank of Kazakhstan JSC:
144A, 5.5%, 12/20/2015		1,750,000	1,818,950
Series 3, 6.5%, 6/3/2020		1,500,000	1,590,000
E*TRADE Financial Corp.:
6.375%, 11/15/2019		665,000	722,356
6.75%, 6/1/2016		865,000	935,281
HCP, Inc., (REIT), 5.375%, 2/1/2021		857,000	969,845
Health Care REIT, Inc., (REIT), 4.5%, 1/15/2024		930,000	968,443
Hellas Telecommunications Finance, 144A, 8.328%**, 7/15/2015 (PIK)*	EUR	218,377	0
Hospitality Properties Trust, (REIT), 4.65%, 3/15/2024		605,000	608,763
International Lease Finance Corp.:
3.875%, 4/15/2018		2,555,000	2,593,325
5.75%, 5/15/2016		115,000	123,769
6.25%, 5/15/2019		355,000	391,831
8.75%, 3/15/2017		705,000	821,325
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		1,790,000	1,880,843
Itau Unibanco Holding SA, 144A, 5.5%, 8/6/2022		900,000	904,500
Jefferies Group LLC, 5.125%, 1/20/2023		600,000	633,471
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		1,375,000	1,539,725
Morgan Stanley:
3.75%, 2/25/2023		1,250,000	1,251,091
4.1%, 5/22/2023		1,435,000	1,425,575
Series H, 5.45%, 12/29/2049		180,000	181,575
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		325,000	348,563
(REIT), 6.875%, 5/1/2021		310,000	337,125
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		165,000	173,663
144A, 5.875%, 3/15/2022		355,000	378,075
Nordea Bank AB, 144A, 4.25%, 9/21/2022		495,000	504,504
Omega Healthcare Investors, Inc., (REIT), 144A, 4.95%, 4/1/2024		785,000	780,810
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		1,800,000	1,907,069
Santander U.S. Debt SAU:
144A, 3.724%, 1/20/2015		55,000	56,021
144A, 3.781%, 10/7/2015		100,000	103,806
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022		185,733	174,589
SLM Corp., 5.5%, 1/25/2023		1,325,000	1,302,050
Societe Generale SA, 144A, 7.875%, 12/29/2049 (b)		1,010,000	1,055,854
The Goldman Sachs Group, Inc.:
3.625%, 1/22/2023		1,450,000	1,437,879
5.75%, 1/24/2022		950,000	1,083,941
Series L, 5.7%, 12/29/2049		300,000	306,375
Trust F/1401, (REIT), 144A, 5.25%, 12/15/2024		1,600,000	1,618,000
Turkiye Is Bankasi, 144A, 6.0%, 10/24/2022		500,000	485,500
Ventas Realty LP, (REIT), 2.7%, 4/1/2020		1,330,000	1,317,732
Woori Bank Co., Ltd., 144A, 4.75%, 4/30/2024		1,050,000	1,046,053
			52,627,731
Health Care 2.8%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		155,000	162,750
7.75%, 2/15/2019		525,000	563,063
Biomet, Inc.:
6.5%, 8/1/2020		380,000	415,625
6.5%, 10/1/2020		110,000	119,900
Community Health Systems, Inc.:
5.125%, 8/15/2018		1,510,000	1,587,387
144A, 5.125%, 8/1/2021		65,000	66,300
144A, 6.875%, 2/1/2022		270,000	279,788
7.125%, 7/15/2020 (b)		1,735,000	1,860,787
Endo Finance LLC, 144A, 5.75%, 1/15/2022		265,000	273,613
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		230,000	250,125
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		125,000	140,313
HCA, Inc.:
5.875%, 3/15/2022		275,000	294,938
6.5%, 2/15/2020		1,360,000	1,516,400
7.5%, 2/15/2022		515,000	587,357
Hologic, Inc., 6.25%, 8/1/2020		210,000	222,075
IMS Health, Inc., 144A, 6.0%, 11/1/2020		1,295,000	1,366,225
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		335,000	348,400
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		1,110,000	1,071,150
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		410,000	444,850
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		304,000	338,200
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		195,000	209,138
Tenet Healthcare Corp.:
4.375%, 10/1/2021 (b)		495,000	474,581
4.5%, 4/1/2021		60,000	58,230
6.25%, 11/1/2018		1,965,000	2,162,482
Valeant Pharmaceuticals International, 144A, 6.75%, 8/15/2018		615,000	665,737
			15,479,414
Industrials 5.8%
ADT Corp.:
4.125%, 4/15/2019		55,000	54,863
144A, 6.25%, 10/15/2021 (b)		205,000	213,713
Aguila 3 SA, 144A, 7.875%, 1/31/2018		510,000	539,962
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		550,000	569,250
Armored Autogroup, Inc., 9.25%, 11/1/2018 (b)		620,000	644,800
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		355,000	330,150
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		398,400	411,846
BE Aerospace, Inc., 6.875%, 10/1/2020		205,000	223,963
Belden, Inc., 144A, 5.5%, 9/1/2022		365,000	371,387
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		185,000	188,238
144A, 5.75%, 3/15/2022 (b)		535,000	544,362
144A, 6.0%, 10/15/2022		305,000	310,338
144A, 7.75%, 3/15/2020		260,000	296,400
Casella Waste Systems, Inc., 7.75%, 2/15/2019		610,000	638,975
Cemex Finance LLC, 144A, 9.375%, 10/12/2022		1,700,000	1,959,250
Clean Harbors, Inc., 5.125%, 6/1/2021		180,000	182,025
CNH Industrial Capital LLC, 3.875%, 11/1/2015		2,000,000	2,050,000
Covanta Holding Corp., 5.875%, 3/1/2024		260,000	265,321
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		335,000	361,800
Darling International, Inc., 144A, 5.375%, 1/15/2022		270,000	277,425
DigitalGlobe, Inc., 5.25%, 2/1/2021		190,000	185,250
Ducommun, Inc., 9.75%, 7/15/2018		375,000	418,125
DynCorp International, Inc., 10.375%, 7/1/2017		485,000	512,887
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		540,000	554,850
FTI Consulting, Inc.:
6.0%, 11/15/2022		240,000	244,800
6.75%, 10/1/2020		825,000	887,906
Garda World Security Corp., 144A, 7.25%, 11/15/2021		350,000	368,812
GenCorp, Inc., 7.125%, 3/15/2021		650,000	705,250
General Electric Co., 2.7%, 10/9/2022		975,000	952,799
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		2,600,000	2,639,000
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		610,000	652,700
7.125%, 3/15/2021		370,000	407,925
Interactive Data Corp., 144A, 5.875%, 4/15/2019 (c)		300,000	301,125
Kazakhstan Temir Zholy Finance BV, 144A, 6.375%, 10/6/2020		800,000	866,800
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		760,000	814,150
Masco Corp., 7.125%, 3/15/2020		855,000	993,937
Meritor, Inc.:
6.25%, 2/15/2024		250,000	249,375
6.75%, 6/15/2021 (b)		370,000	391,275
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		1,000,000	1,010,000
8.125%, 2/15/2019		435,000	441,525
Nortek, Inc., 8.5%, 4/15/2021		460,000	507,150
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		1,167,480	1,221,476
Oshkosh Corp., 144A, 5.375%, 3/1/2022		195,000	199,388
Owens Corning, Inc., 9.0%, 6/15/2019		141,000	176,992
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022 (b)		335,000	335,000
Spirit AeroSystems, Inc.:
144A, 5.25%, 3/15/2022		340,000	344,675
6.75%, 12/15/2020		255,000	276,038
Titan International, Inc., 144A, 6.875%, 10/1/2020		845,000	895,700
Total System Services, Inc., 3.75%, 6/1/2023		730,000	698,614
TransDigm, Inc.:
7.5%, 7/15/2021 (b)		450,000	495,000
7.75%, 12/15/2018		400,000	426,000
United Rentals North America, Inc.:
5.75%, 7/15/2018		375,000	401,250
6.125%, 6/15/2023		30,000	32,250
7.375%, 5/15/2020		824,000	912,580
7.625%, 4/15/2022		655,000	736,875
Watco Companies LLC, 144A, 6.375%, 4/1/2023		195,000	197,438
			31,888,985
Information Technology 2.2%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		130,000	136,825
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,090,000	1,162,212
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		300,000	316,500
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		225,000	241,313
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		565,000	591,838
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK)		365,000	357,700
CDW LLC, 8.5%, 4/1/2019		1,455,000	1,591,406
CyrusOne LP, 6.375%, 11/15/2022		120,000	127,500
eAccess Ltd., 144A, 8.25%, 4/1/2018		350,000	380,625
EarthLink Holdings Corp., 7.375%, 6/1/2020		305,000	317,963
Entegris, Inc., 144A, 6.0%, 4/1/2022		180,000	182,250
Equinix, Inc.:
5.375%, 4/1/2023		915,000	931,012
7.0%, 7/15/2021		325,000	362,700
First Data Corp.:
144A, 6.75%, 11/1/2020		1,255,000	1,339,712
144A, 7.375%, 6/15/2019		960,000	1,029,600
144A, 8.75%, 1/15/2022 (PIK)		315,000	343,350
144A, 8.875%, 8/15/2020		485,000	537,744
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		340,000	355,300
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		560,000	616,000
7.625%, 6/15/2021		270,000	304,425
IAC/InterActiveCorp., 4.75%, 12/15/2022		225,000	221,063
Micron Technology, Inc., 144A, 5.875%, 2/15/2022		130,000	137,150
NCR Corp.:
144A, 5.875%, 12/15/2021		65,000	68,900
144A, 6.375%, 12/15/2023		170,000	181,900
			11,834,988
Materials 5.7%
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		680,000	682,177
144A, 4.125%, 9/27/2022		1,000,000	978,503
ArcelorMittal, 6.75%, 2/25/2022		800,000	886,000
Ashland, Inc., 3.875%, 4/15/2018		190,000	195,225
AuRico Gold, Inc., 144A, 7.75%, 4/1/2020		185,000	180,838
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		376,380	395,199
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		475,000	499,937
Braskem Finance Ltd., 6.45%, 2/3/2024		1,000,000	1,040,000
Clearwater Paper Corp., 7.125%, 11/1/2018		385,000	407,619
Corp Nacional del Cobre de Chile, 144A, 5.625%, 10/18/2043 (b)		1,000,000	1,066,720
Crown Americas LLC, 6.25%, 2/1/2021		55,000	59,538
CSN Resources SA, 144A, 6.5%, 7/21/2020 (b)		2,000,000	2,045,000
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015 (b)		560,000	557,200
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		245,000	263,375
Exopack Holdings SA, 144A, 7.875%, 11/1/2019		370,000	392,200
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		608,000	614,080
144A, 7.0%, 2/15/2021		608,000	616,360
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		525,000	552,562
144A, 6.875%, 4/1/2022 (b)		70,000	74,900
144A, 8.25%, 11/1/2019 (b)		290,000	320,450
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		800,000	773,498
Fresnillo PLC, 144A, 5.5%, 11/13/2023		1,000,000	1,025,000
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		1,070,000	1,038,209
Greif, Inc., 7.75%, 8/1/2019		995,000	1,134,300
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024		1,000,000	1,030,000
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		605,000	628,444
8.875%, 2/1/2018		245,000	255,106
Huntsman International LLC, 8.625%, 3/15/2021		175,000	195,125
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		320,000	284,800
International Paper Co., 7.95%, 6/15/2018		855,000	1,049,825
Kaiser Aluminum Corp., 8.25%, 6/1/2020		280,000	315,700
KGHM International Ltd., 144A, 7.75%, 6/15/2019		675,000	725,625
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		1,200,000	1,194,000
Metinvest BV, 144A, 10.25%, 5/20/2015 (b)		1,300,000	1,228,760
Novelis, Inc., 8.75%, 12/15/2020 (b)		1,620,000	1,806,300
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	130,000	213,270
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		108,000	119,610
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		555,000	571,650
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		400,000	428,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		350,000	364,000
Polymer Group, Inc., 7.75%, 2/1/2019		350,000	375,375
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		285,000	298,537
144A, 8.25%, 1/15/2021		200,000	208,000
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		600,000	609,000
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		175,000	194,688
144A, 8.375%, 9/15/2021		175,000	201,688
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		245,000	247,450
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020 (b)		2,000,000	1,880,000
Vale Overseas Ltd., 6.875%, 11/21/2036		1,000,000	1,107,239
			31,331,082
Telecommunication Services 9.1%
Altice Financing SA, 144A, 6.5%, 1/15/2022		210,000	219,975
Altice SA, 144A, 7.75%, 5/15/2022 (c)		280,000	291,900
America Movil SAB de CV:
Series 12, 6.45%, 12/5/2022	MXN	10,000,000	716,440
8.46%, 12/18/2036	MXN	21,100,000	1,517,169
B Communications Ltd., 144A, 7.375%, 2/15/2021		325,000	343,688
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		1,000,000	978,000
CC Holdings GS V LLC, 3.849%, 4/15/2023		490,000	480,941
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		125,000	131,406
Series W, 6.75%, 12/1/2023		535,000	573,787
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		2,255,000	2,480,500
8.75%, 3/15/2018		1,150,000	1,207,500
Colombia Telecomunicaciones SA ESP, 144A, 5.375%, 9/27/2022		2,000,000	1,980,000
CPI International, Inc., 8.75%, 2/15/2018		270,000	282,825
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		310,000	311,550
144A, 8.25%, 9/30/2020		1,740,000	1,853,100
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	208,250
144A, 8.25%, 9/1/2017		2,625,000	2,723,569
ERC Ireland Preferred Equity Ltd., 144A, 7.69%**, 2/15/2017 (PIK)*	EUR	297,097	0
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		1,670,000	1,724,275
7.625%, 4/15/2024		140,000	145,250
8.25%, 4/15/2017		331,000	385,201
8.5%, 4/15/2020 (b)		130,000	151,369
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		540,000	528,525
7.25%, 10/15/2020		1,720,000	1,857,600
7.5%, 4/1/2021		1,510,000	1,655,337
8.5%, 11/1/2019		620,000	663,400
Intelsat Luxembourg SA:
7.75%, 6/1/2021		835,000	870,487
8.125%, 6/1/2023		125,000	131,250
Level 3 Communications, Inc., 8.875%, 6/1/2019		100,000	109,750
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		205,000	215,250
7.0%, 6/1/2020		890,000	961,200
8.125%, 7/1/2019		1,270,000	1,389,062
8.625%, 7/15/2020		320,000	358,400
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		1,020,000	1,088,850
7.875%, 9/1/2018		445,000	470,588
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		1,600,000	1,544,000
Oi SA, 144A, 5.75%, 2/10/2022		1,200,000	1,176,000
Pacnet Ltd., 144A, 9.0%, 12/12/2018		210,000	224,700
SBA Communications Corp., 5.625%, 10/1/2019		745,000	781,319
SBA Telecommunications, Inc., 8.25%, 8/15/2019		75,000	79,200
Sprint Communications, Inc.:
6.0%, 12/1/2016		2,080,000	2,277,600
8.375%, 8/15/2017		350,000	411,250
9.125%, 3/1/2017		320,000	378,800
Sprint Corp., 144A, 7.125%, 6/15/2024		335,000	351,750
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		135,000	141,919
6.5%, 1/15/2024		135,000	141,581
6.625%, 4/1/2023 (b)		300,000	321,000
tw telecom holdings, Inc.:
5.375%, 10/1/2022		300,000	304,500
5.375%, 10/1/2022		60,000	60,900
6.375%, 9/1/2023		310,000	330,150
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		730,000	779,275
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		2,290,000	2,524,725
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		420,000	457,800
Verizon Communications, Inc., 6.55%, 9/15/2043		1,870,000	2,306,634
VimpelCom Holdings BV, 144A, 7.504%, 3/1/2022 (b)		700,000	686,000
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		235,000	252,038
144A, 7.25%, 2/15/2018		210,000	221,025
Windstream Corp.:
6.375%, 8/1/2023		280,000	272,300
7.5%, 6/1/2022		1,000,000	1,067,500
7.5%, 4/1/2023		435,000	458,925
7.75%, 10/15/2020		230,000	248,400
7.75%, 10/1/2021		855,000	925,537
7.875%, 11/1/2017		1,255,000	1,441,681
8.125%, 9/1/2018		435,000	460,013
			49,632,916
Utilities 1.8%
AES Corp.:
8.0%, 10/15/2017		2,000	2,375
8.0%, 6/1/2020		930,000	1,109,025
Calpine Corp.:
144A, 7.5%, 2/15/2021		481,000	525,492
144A, 7.875%, 7/31/2020		459,000	503,179
Electricite de France SA, 144A, 5.25%, 1/29/2049		1,050,000	1,071,525
Empresa Nacional de Electricidad SA, 4.25%, 4/15/2024		480,000	480,851
Enel SpA, 144A, 8.75%, 9/24/2073		540,000	622,350
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024*		590,000	247,800
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		855,000	910,575
144A, 7.25%, 4/1/2016		205,000	224,988
Jersey Central Power & Light Co., 144A, 4.7%, 4/1/2024		1,420,000	1,497,293
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		1,000,000	1,160,000
NRG Energy, Inc.:
144A, 6.25%, 5/1/2024		900,000	903,375
7.625%, 1/15/2018		215,000	243,488
The Toledo Edison Co., 7.25%, 5/1/2020		173,000	208,702
			9,711,018
Total Corporate Bonds (Cost $295,445,062)			305,365,097

Asset-Backed 1.3%
Automobile Receivables 0.0%
CPS Auto Receivables Trust, "D", Series 2014-A, 144A, 5.11%, 2/18/2020		170,000	170,011
Home Equity Loans 0.8%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		244,282	243,582
Citifinancial Mortgage Securities, Inc., "AFS", Series 2003-4, 5.826%**, 10/25/2033		1,200,000	1,252,766
Citigroup Mortgage Loan Trust, "A2C", Series 2006-HE2, 0.304%**, 8/25/2036		2,866,783	2,711,323
			4,207,671
Miscellaneous 0.5%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.876%**, 1/17/2024		2,000,000	2,007,028
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		869,625	934,463
			2,941,491
Total Asset-Backed (Cost $7,111,570)			7,319,173

Commercial Mortgage-Backed Securities 3.3%
Commercial Mortgage Trust, "AM", Series 2007-GG11, 5.867%, 12/10/2049		1,710,000	1,891,672
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.152%**, 3/15/2018		780,000	782,028
JPMorgan Chase Commercial Mortgage Securities Corp., "C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		1,405,000	1,419,795
LB-UBS Commercial Mortgage Trust, "A3", Series 2006-C7, 5.347%, 11/15/2038		2,560,000	2,801,567
Prudential Commercial Mortgage Trust, "F", Series 2003-PWR1, 144A, 5.23%**, 2/11/2036		4,500,000	4,298,026
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.457%**, 12/15/2044		860,000	908,104
WFRBS Commercial Mortgage Trust, "A5", Series 2013-C14, 3.337%, 6/15/2046		6,000,000	5,951,982
Total Commercial Mortgage-Backed Securities (Cost $17,801,741)			18,053,174

Collateralized Mortgage Obligations 5.3%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.682%**, 2/25/2034		477,129	473,988
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.065%**, 12/25/2035		1,346,400	1,357,291
Countrywide Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		337,311	281,344
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		836,675	865,405
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		3,705,663	302,511
"ZB", Series 4183, 3.0%, 3/15/2043		1,546,491	1,293,361
"ZG", Series 4213, 3.5%, 6/15/2043		4,195,213	4,109,067
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		356,536	14,062
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		4,246,113	522,436
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		381,072	37,851
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		657,053	63,426
"A", Series 172, Interest Only, 6.5%, 1/1/2024		644,575	103,041
"JS", Series 3572, Interest Only, 6.648%***, 9/15/2039		1,456,525	226,701
Federal National Mortgage Association:
"PN", Series 2012-93, 2.5%, 9/25/2042		931,577	836,207
"KZ", Series 2014-26, 4.0%, 5/25/2044		1,000,000	972,746
"ZM", Series 2013-45, 4.0%, 5/25/2043		1,286,855	1,261,420
"ZP", Series 2011-123, 4.5%, 12/25/2041		1,671,985	1,770,222
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		459,825	29,416
"SK", Series 2011-78, Interest Only, 5.848%***, 8/25/2041		9,770,386	1,434,628
"HS", Series 2009-87, Interest Only, 5.998%***, 11/25/2039		3,557,427	535,370
"PI", Series 2006-20, Interest Only, 6.528%***, 11/25/2030		2,179,562	369,780
"SI", Series 2007-23, Interest Only, 6.618%***, 3/25/2037		803,523	135,375
Government National Mortgage Association:
"BO", Series 2013-10, Principal Only, Zero Coupon, 1/16/2043		1,002,954	549,608
"KM", Series 2013-38, 3.5%, 1/20/2043		2,601,142	2,431,305
"ZJ", Series 2013-106, 3.5%, 7/20/2043		776,832	663,332
"GP", Series 2010-67, 4.5%, 3/20/2039		1,000,000	1,075,581
"IC", Series 2013-16, Interest Only, 5.0%, 8/20/2038		13,081,880	641,569
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035		290,621	1,546
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		2,068,623	363,174
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		2,441,111	436,351
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		1,689,682	332,687
"AI", Series 2007-38, Interest Only, 6.308%***, 6/16/2037		528,522	77,219
JPMorgan Mortgage Trust, "2A1", Series 2006-A2, 2.531%**, 4/25/2036		1,757,589	1,589,550
MASTR Asset Securitization Trust, "1A1", Series 2005-2, 5.25%, 11/25/2035		11,717	11,715
Merrill Lynch Mortgage Investors Trust:
"1A", Series 2005-2, 1.596%**, 10/25/2035		1,071,297	1,048,724
"2A", Series 2003-A6, 2.653%**, 10/25/2033		846,701	855,473
Morgan Stanley Mortgage Loan Trust, "5A5", Series 2005-4, 5.5%, 8/25/2035		30,679	30,679
Wells Fargo Mortgage-Backed Securities Trust:
"2A3",Series 2004-EE, 2.613%**, 12/25/2034		629,322	632,955
"2A16", Series 2005-AR10, 2.614%**, 6/25/2035		1,042,605	1,042,491
Total Collateralized Mortgage Obligations (Cost $28,547,201)			28,779,607

Government & Agency Obligations 12.4%
Other Government Related (d) 3.5%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,250,000	1,263,188
European Investment Bank, 144A, 4.6%, 1/30/2037	CAD	5,000,000	4,696,136
Inter-American Development Bank, 4.375%, 1/24/2044		2,713,000	2,900,145
Queensland Treasury Corp., Series 33, 6.5% 3/14/2033	AUD	7,806,000	8,529,263
Rosneft Oil Co., 144A, 4.199%, 3/6/2022 (b)		600,000	500,250
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		1,500,000	1,470,000
			19,358,982
Sovereign Bonds 4.6%
Caisse d'Amortissement de la Dette Sociale, 144A, 3.375%, 3/20/2024		1,958,000	1,978,089
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	1,155,000	543,895
Hungary Government International Bond, 4.0%, 3/25/2019		750,000	757,500
Mongolia Government International Bond, 144A, 4.125%, 1/5/2018		1,000,000	922,500
Province of Manitoba Canada, 4.05%, 9/5/2045	CAD	6,789,000	6,469,820
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	377	133
Republic of Belarus, REG S, 8.75%, 8/3/2015		1,855,000	1,862,754
Republic of Croatia, 144A, 6.75%, 11/5/2019		1,800,000	1,973,250
Republic of Hungary, 4.125%, 2/19/2018		250,000	257,500
Republic of Singapore, 3.375%, 9/1/2033	SGD	7,616,000	6,361,337
Republic of Turkey, 5.625%, 3/30/2021		2,000,000	2,150,000
United Mexican States, Series M, 6.5%, 6/10/2021	MXN	25,000,000	1,993,360
			25,270,138
U.S. Treasury Obligations 4.3%
U.S. Treasury Bills:
0.023%****, 8/14/2014 (e)		442,000	441,965
0.035%****, 6/12/2014 (e)		682,000	681,992
0.055%****, 8/14/2014 (e)		430,000	429,966
0.065%****, 8/14/2014 (e)		1,135,000	1,134,909
U.S. Treasury Bond, 3.75%, 11/15/2043		360,000	379,856
U.S. Treasury Notes:
1.0%, 8/31/2016 (f) (g)		4,100,000	4,140,040
1.0%, 9/30/2016		9,000,000	9,084,375
1.5%, 7/31/2016		6,800,000	6,947,689
			23,240,792
Total Government & Agency Obligations (Cost $68,091,263)			67,869,912

Loan Participations and Assignments 7.6%
Senior Loans**
Air Distribution Technologies, Inc., First Lien Term Loan, 4.25%, 11/9/2018		503,644	505,533
Ardagh Holdings U.S.A, Inc., Term Loan B, 4.25%, 12/17/2019		490,000	489,797
Asurion LLC, Second Lien Term Loan, 4.5%, 3/3/2021		350,000	360,062
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,378,040	1,377,606
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/7/2020		2,481,203	2,460,820
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		605,775	609,561
Burger King Corp., Term Loan B, 3.75%, 9/28/2019		546,675	549,939
Calpine Corp., Term Loan B1, 4.0%, 4/2/2018		2,776,378	2,783,513
Crown Castle International Corp., Term Loan B, 3.25%, 1/31/2019		2,949,265	2,946,316
CSC Holdings, Inc., Term Loan B, 2.65%, 4/17/2020		2,882,739	2,846,344
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		702,933	704,395
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		44,550	44,695
First Data Corp., Term Loan, 4.152%, 3/24/2021		610,000	609,390
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		350,000	350,329
Gates Investments, Inc., Term Loan B2, 3.75%, 9/29/2016		2,596,444	2,602,130
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		1,505,000	1,515,114
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		2,312,525	2,319,613
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/8/2020		808,888	808,633
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		3,702,141	3,709,546
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		1,000,650	991,894
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		933,705	930,670
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		595,829	597,322
Term Loan B2, 4.25%, 8/7/2019		623,888	626,611
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		396,000	393,085
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		350,000	348,075
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		1,462,650	1,454,422
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018		3,245,000	3,249,462
Spansion LLC, Term Loan, 4.0%, 12/19/2019		210,000	210,000
Tallgrass Operations LLC, Term Loan B, 4.25%, 11/13/2018		1,284,049	1,296,087
Travelport LLC, Second Lien Term Loan, 9.5%, 1/29/2016		40,316	41,747
Valeant Pharmaceuticals International, Inc.:
Series D2, Term Loan B, 3.75%, 2/13/2019		1,638,367	1,640,210
Series C2, Term Loan B, 3.75%, 12/11/2019		1,034,497	1,033,851
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		1,314,084	1,319,012
Total Loan Participations and Assignments (Cost $41,797,012)			41,725,784

Municipal Bonds and Notes 1.0%
Chicago, IL, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041		855,000	958,694
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028		1,700,000	1,783,708
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		855,000	896,288
Port Authority of New York & New Jersey, 4.926%, 10/1/2051		1,510,000	1,592,416
Total Municipal Bonds and Notes (Cost $4,934,407)			5,231,106

Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (Cost $469,104)		468,054	890,145

Preferred Security 0.1%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $359,832)		530,000	471,700

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (h)	6	18,985
Trump Entertainment Resorts, Inc.*	23	0
		18,985
Industrials 0.0%
Congoleum Corp.*	9,600	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*	10,608	7,745
GEO Specialty Chemicals, Inc. 144A*	966	705
		8,450
Total Common Stocks (Cost $154,369)		27,435

Preferred Stock 0.1%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $697,926)	727	723,638

Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	43,175	31,198
Hercules Trust II, Expiration Date 3/31/2029*	315	1,584
Total Warrants (Cost $70,220)		32,782

Exchange-Traded Fund 3.3%
SPDR Barclays Convertible Securities (Cost $16,928,038)	368,446	17,888,053

Open-End Investment Company 5.5%
DWS Floating Rate Fund "Institutional" (i) (Cost $28,548,527)	3,179,663	29,984,222

	Contract Amount	Value ($)

Call Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Pay Fixed Rate — 3.72% – Receive Floating — LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161	8,900,000	282,839
Pay Fixed Rate — 4.19% – Receive Floating — LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	9,400,000	292,885
Pay Fixed Rate — 4.32% – Receive Floating — LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173	9,100,000	252,603
Total Call Options Purchased (Cost $1,250,388)		828,327

Put Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Receive Fixed Rate — 2.19% – Pay Floating — LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	9,400,000	55,656
Receive Fixed Rate — 2.32% – Pay Floating — LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173	9,100,000	67,118
Total Put Options Purchased (Cost $628,823)		122,774

	Shares	Value ($)

Securities Lending Collateral 5.7%
Daily Assets Fund Institutional, 0.09% (i) (j) (k) (Cost $30,952,509)	30,952,509	30,952,509

Cash Equivalents 3.1%
Central Cash Management Fund, 0.05% (i) (j)	11,764,154	11,764,154
DWS Variable NAV Money Fund, 0.21% (i) (j)	500,944	5,009,943
Total Cash Equivalents (Cost $16,774,097)		16,774,097

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $560,562,089)†	104.8	573,039,535
Other Assets and Liabilities, Net	(4.8)	(26,257,321)
Net Assets	100.0	546,782,214

The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	590,000	343,003	247,800
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	EUR	297,097	404,439	0
Hellas Telecommunications Finance*	8.328%	7/15/2015	EUR	218,377	62,954	0
					810,396	247,800

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2014.

*** These securities are shown at their current rate as of April 30, 2014.

****Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $562,138,390. At April 30, 2014, net unrealized appreciation for all securities based on tax cost was $10,901,145. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,059,604 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,158,459.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2014 amounted to $29,716,921, which is 5.4% of net assets.

(c) When-issued security.

(d) Government-backed debt issued by financial companies or government sponsored enterprises.

(e) At April 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(f) At April 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.

(g) At April 30, 2014, this security has been pledged, in whole or in part, as collateral for open OTC derivatives.

(h) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	22,863	18,985	0.00

(i) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(j) The rate shown is the annualized seven-day yield at period end.

(k) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

SPDR: Standard & Poor's Depositary Receipt

The Fund can invest in certain Senior Loan agreements that include the obligation to make additional loans in certain circumstances. The Fund reserves against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans. At April 30, 2014, the Fund had an unfunded loan commitment of $410,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)
Tallgrass Operations LLC, Term Delay Draw, 11/13/2017	410,000	408,975	(1,025)

At April 30, 2014, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	6/19/2014	180	22,395,938	(98,799)
5 Year U.S. Treasury Note	USD	6/30/2014	28	3,344,688	7,539
U.S. Treasury Long Bond	USD	6/19/2014	200	26,987,500	93,351
Total net unrealized appreciation					2,091

At April 30, 2014, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Canadian Government Bond	CAD	6/19/2014	135	16,130,286	(175,357)
90 Day Eurodollar	USD	12/14/2015	87	21,523,800	1,888
Euro-OAT Futures	EUR	6/6/2014	61	11,665,166	(232,069)
U.S. Treasury Long Bond	USD	6/19/2014	184	24,828,500	(5,368)
Ultra Long U.S. Treasury Bond	USD	6/19/2014	197	29,014,406	2,243
Total net unrealized depreciation					(408,663)

At April 30, 2014, open written options contracts were as follows:
Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (l)
Call Options Pay Fixed — 3.19% – Receive Floating — LIBOR	2/3/2017 2/3/2027	4,700,000	2	2/1/2017	338,400	(329,803)
Pay Fixed — 3.32% – Receive Floating — LIBOR	2/3/2017 2/3/2027	4,550,000	3	2/1/2017	329,102	(289,915)
Pay Fixed — 4.22% – Receive Floating — LIBOR	4/22/2016 4/22/2026	8,900,000	1	4/20/2016	317,285	(163,801)
Total Call Options					984,787	(783,519)
Put Options Pay Fixed — 3.19% – Receive Floating — LIBOR	2/3/2017 2/3/2027	4,700,000	2	2/1/2017	338,400	(119,348)
Pay Fixed — 3.32% – Receive Floating — LIBOR	2/3/2017 2/3/2027	4,550,000	3	2/1/2017	329,102	(134,536)
Total Put Options					667,502	(253,884)
Total					1,652,289	(1,037,403)

(l) Unrealized appreciation on written options on interest rate swap contracts at April 30, 2014 was $614,886.

At April 30, 2014, credit default swap contracts sold were as follows:
Bilateral Swaps
Effective/ Expiration Dates	Notional Amount ($) (m)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (n)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
12/20/2011 3/20/2017	390,000	4	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB–	46,923	9,494	37,429
6/20/2013 9/20/2018	345,000	4	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB–	52,635	27,059	25,576
6/21/2010 9/20/2015	560,000	5	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB–	40,351	(9,983)	50,334
9/20/2012 12/20/2017	615,000	6	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	89,848	33,277	56,571
3/21/2011 6/20/2016	740,000	2	5.0%	HCA, Inc., 6.375%, 1/15/2015, B–	73,643	11,850	61,793
6/20/2013 9/20/2018	795,000	7	5.0%	HCA, Inc., 8.0%, 10/1/2018, B–	117,163	55,790	61,373
12/20/2012 12/20/2017	12,750,000	5	5.0%	Markit Dow Jones CDX North America High Yield Index	1,115,466	321,340	794,126
6/20/2013 6/20/2018	2,500,000	5	5.0%	Markit Dow Jones CDX North America High Yield Index	221,148	75,156	145,992
6/20/2013 9/20/2018	900,000	5	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB+	110,451	46,940	63,511
Total unrealized appreciation							1,296,705

(m) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(n) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At April 30, 2014, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
12/30/2014 12/30/2024	35,800,000	Fixed — 3.524%	Floating — LIBOR	(1,579,908)	(1,576,325)
12/30/2014 12/30/2034	4,200,000	Fixed — 4.01%	Floating — LIBOR	(323,775)	(325,033)
12/30/2014 12/30/2016	200,000	Floating — LIBOR	Fixed — 1.173%	610	638
12/30/2014 12/30/2019	100,000	Floating — LIBOR	Fixed — 2.522%	1,535	1,623
12/30/2014 12/30/2044	3,700,000	Floating — LIBOR	Fixed — 4.081%	359,309	363,925
Total net unrealized depreciation					(1,535,172)

Counterparties:

1 Nomura International PLC

2 JPMorgan Chase Securities, Inc.

3 BNP Paribas

4 Credit Suisse

5 Bank of America

6 UBS AG

7 Goldman Sachs & Co.

At April 30, 2014, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
MXN	36,900,000	USD	2,826,460	5/12/2014	8,786	Commonwealth Bank of Australia
USD	16,250,877	SEK	107,600,000	5/22/2014	290,521	Citigroup, Inc.
AUD	17,500,000	NZD	18,863,250	5/22/2014	2,014	Australia & New Zealand Banking Group Ltd.
USD	171,588	NZD	200,223	5/22/2014	730	Citigroup, Inc.
EUR	885,000	USD	1,229,947	5/22/2014	2,208	Citigroup, Inc.
EUR	7,900,000	AUD	11,829,839	5/22/2014	13,343	Barclays Bank PLC
AUD	9,051,850	USD	8,416,292	7/23/2014	57,220	Nomura International PLC
SGD	15,815,380	USD	12,655,716	7/23/2014	40,497	Commonwealth Bank of Australia
Total unrealized appreciation					415,319

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
NZD	6,318,230	AUD	5,800,000	5/22/2014	(57,822)	Barclays Bank PLC
SEK	71,774,148	CAD	12,000,000	5/22/2014	(91,471)	Commonwealth Bank of Australia
NZD	12,745,243	AUD	11,700,000	5/22/2014	(116,509)	Australia & New Zealand Banking Group Ltd.
SEK	215,500,000	USD	32,776,396	5/22/2014	(352,521)	Barclays Bank PLC
ZAR	59,400,000	USD	5,571,643	5/30/2014	(46,972)	JPMorgan Chase Securities, Inc.
CAD	5,528,783	USD	5,018,092	7/23/2014	(16,057)	Barclays Bank PLC
Total unrealized depreciation					(681,352)

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
EUR Euro
MXN Mexican Peso
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar
ZAR South African Rand

For information on the Fund's policy and additional disclosures regarding options purchased, futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts and written options contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (o)
Corporate Bonds	$—	$305,365,097	$0	$305,365,097
Asset-Backed	—	7,319,173	—	7,319,173
Commercial Mortgage- Backed Securities	—	18,053,174	—	18,053,174
Collateralized Mortgage Obligations	—	28,779,607	—	28,779,607
Government & Agency Obligations	—	67,869,912	—	67,869,912
Loan Participations and Assignments	—	41,725,784	—	41,725,784
Municipal Bonds and Notes	—	5,231,106	—	5,231,106
Convertible Bond	—	—	890,145	890,145
Preferred Security	—	471,700	—	471,700
Common Stocks (o)	—	—	27,435	27,435
Preferred Stock	—	723,638	—	723,638
Warrants (o)	—	—	32,782	32,782
Exchange-Traded Fund	17,888,053	—	—	17,888,053
Open-End Investment Company	29,984,222	—	—	29,984,222
Short-Term Investments (o)	47,726,606	—	—	47,726,606
Derivatives (p)
Purchased Options	—	951,101	—	951,101
Futures Contracts	105,021	—	—	105,021
Credit Default Swap Contracts	—	1,296,705	—	1,296,705
Interest Rate Swap Contracts	—	366,186	—	366,186
Forward Foreign Currency Exchange Contracts	—	415,319	—	415,319
Total	$95,703,902	$478,568,502	$950,362	$575,222,766
Liabilities	Level 1	Level 2	Level 3	Total

Unfunded Loan Commitment	$—	$(1,025)	$—	$(1,025)
Derivatives (p)
Written Options	—	(1,037,403)	—	(1,037,403)
Futures Contracts	(511,593)	—	—	(511,593)
Interest Rate Swap Contracts	—	(1,901,358)	—	(1,901,358)
Forward Foreign Currency Exchange Contracts	—	(681,352)	—	(681,352)
Total	$(511,593)	$(3,621,138)	$—	$(4,132,731)

There have been no transfers between fair value measurement levels during the period ended April 30, 2014.

(o) See Investment Portfolio for additional detailed categorizations.

(p) Derivatives include value of options purchased; unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency exchange contracts; and written options, at value.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2014 (Unaudited)
Assets
Investments: Investment in non-affiliated securities, at value (cost $484,286,956) — including $29,716,921 of securities loaned	$495,328,707
Investment in Daily Assets Fund Institutional (cost $30,952,509)*	30,952,509
Investments in affiliated securities, at value (cost $45,322,624)	46,758,319
Total investments in securities, at value (cost $560,562,089)	573,039,535
Cash	4,181,257
Foreign currency, at value (cost $15,893,058)	15,926,696
Deposit from broker on bilateral swap contracts	1,570,000
Receivable for investments sold	8,994,498
Receivable for investments sold — when-issued/delayed delivery securities	303,150
Receivable for Fund shares sold	822,843
Dividends receivable	12,301
Interest receivable	5,852,749
Unrealized appreciation on bilateral swap contracts	1,296,705
Unrealized appreciation on forward foreign currency exchange contracts	415,319
Upfront payments paid on bilateral swap contracts	580,906
Other assets	50,359
Total assets	613,046,318
Liabilities
Payable upon return of securities loaned	30,952,509
Payable for investments purchased	27,184,091
Payable for investments purchased — when-issued/delayed delivery securities	2,776,350
Payable for Fund shares redeemed	904,918
Payable for variation margin on futures contracts	114,553
Payable for variation margin on centrally cleared swaps	112,332
Payable upon return of deposit for bilateral swap contracts	1,570,000
Options written, at value (premiums received $1,652,289)	1,037,403
Unrealized depreciation on forward foreign currency exchange contracts	681,352
Unrealized depreciation on unfunded loan commitments	1,025
Upfront payments received on bilateral swap contracts	9,983
Accrued management fee	197,245
Accrued Trustees' fees	5,565
Other accrued expenses and payables	716,778
Total liabilities	66,264,104
Net assets, at value	$546,782,214

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2014 (Unaudited) (continued)
Net Assets Consist of
Accumulated distributions in excess of net investment income	(2,821,889)
Net unrealized appreciation (depreciation) on: Investments	12,477,446
Swap contracts	(238,467)
Futures	(406,572)
Unfunded loan commitments	(1,025)
Foreign currency	(241,622)
Written options	614,886
Accumulated net realized gain (loss)	(11,739,499)
Paid-in capital	549,138,956
Net assets, at value	$546,782,214
Net Asset Value
Class A Net Asset Value and redemption price per share ($386,013,293 ÷ 78,589,180 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.91
Maximum offering price per share (100 ÷ 97.25 of $4.91)	$5.05
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,847,603 ÷ 375,560 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.92
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($77,221,710 ÷ 15,608,953 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.95
Class S Net Asset Value, offering and redemption price per share ($81,699,608 ÷ 16,615,205 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.92

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2014 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $5,625)	$13,514,566
Dividends	244,781
Income distributions from affiliated Funds	618,932
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	22,942
Total income	14,401,221
Expenses: Management fee	1,322,627
Administration fee	285,652
Services to shareholders	439,940
Distribution and service fees	927,776
Custodian fee	46,553
Professional fees	54,044
Reports to shareholders	51,025
Registration fees	43,452
Trustees' fees and expenses	11,326
Other	51,100
Total expenses before expense reductions	3,233,495
Expense reductions	(105,537)
Total expenses after expense reductions	3,127,958
Net investment income	11,273,263
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(2,888,649)
Swap contracts	2,235,922
Futures	(1,651,473)
Foreign currency	2,929,366
Payments by affiliates (see Note J)	4,687
629,853
Change in net unrealized appreciation (depreciation) on: Investments	6,749,416
Swap contracts	(3,038,227)
Unfunded loan commitments	(2,306)
Futures	1,454,499
Written options	327,154
Foreign currency	(957,517)
4,533,019
Net gain (loss)	5,162,872
Net increase (decrease) in net assets resulting from operations	$16,436,135

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations: Net investment income	$11,273,263	$23,369,689
Operations: Net investment income	$11,273,263	$23,369,689
Net realized gain (loss)	629,853	(6,899,706)
Change in net unrealized appreciation (depreciation)	4,533,019	(13,700,463)
Net increase (decrease) in net assets resulting from operations	16,436,135	2,769,520
Distributions to shareholders from: Net investment income: Class A	(9,016,466)	(19,574,592)
Class B	(40,394)	(115,642)
Class C	(1,636,594)	(3,384,512)
Class S	(1,986,334)	(5,427,747)
Net realized gains: Class A	—	(1,520,826)
Class B	—	(14,305)
Class C	—	(276,159)
Class S	—	(384,944)
Total distributions	(12,679,788)	(30,698,727)
Fund share transactions: Proceeds from shares sold	49,883,676	320,597,218
Reinvestment of distributions	11,328,163	26,632,181
Payments for shares redeemed	(135,201,941)	(298,513,265)
Net increase (decrease) in net assets from Fund share transactions	(73,990,102)	48,716,134
Increase (decrease) in net assets	(70,233,755)	20,786,927
Net assets at beginning of period	617,015,969	596,229,042
Net assets at end of period (including accumulated distributions in excess of net investment income of $2,821,889 and $1,415,364, respectively)	$546,782,214	$617,015,969

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/14 (Unaudited)		2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$4.88		$5.06	$4.71	$4.85	$4.57	$3.80
Income (loss) from investment operations: Net investment incomea	.10		.18	.21	.25	.26	.22
Net realized and unrealized gain (loss)	.04		(.12)	.38	(.14)	.29	.78
Total from investment operations	.14		.06	.59	.11	.55	1.00
Less distributions from: Net investment income	(.11)		(.22)	(.24)	(.25)	(.26)	(.23)
Net realized gains	—		(.02)	—	—	(.01)	—
Total distributions	(.11)		(.24)	(.24)	(.25)	(.27)	(.23)
Net asset value, end of period	$4.91		$4.88	$5.06	$4.71	$4.85	$4.57
Total Return (%)b,c	2.91	**	1.05	12.86	2.15	12.50	27.28
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	386		420	424	347	368	340
Ratio of expenses before expense reductions (%)	1.03	*	1.01	1.03	1.06	1.06	1.08
Ratio of expenses after expense reductions (%)	1.00	*	1.00	1.01	1.04	1.05	1.07
Ratio of net investment income (%)	4.04	*	3.55	4.38	5.32	5.44	5.42
Portfolio turnover rate (%)	74	**	157	129	154	182	252
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class B	Six Months Ended 4/30/14 (Unaudited)		2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$4.88		$5.06	$4.71	$4.86	$4.58	$3.80
Income (loss) from investment operations: Net investment incomea	.08		.13	.18	.21	.22	.19
Net realized and unrealized gain (loss)	.05		(.12)	.37	(.15)	.29	.78
Total from investment operations	.13		.01	.55	.06	.51	.97
Less distributions from: Net investment income	(.09)		(.17)	(.20)	(.21)	(.22)	(.19)
Net realized gains	—		(.02)	—	—	(.01)	—
Total distributions	(.09)		(.19)	(.20)	(.21)	(.23)	(.19)
Net asset value, end of period	$4.92		$4.88	$5.06	$4.71	$4.86	$4.58
Total Return (%)b,c	2.48	**	.41	11.89	1.27	11.60	26.29
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		3	4	5	7	9
Ratio of expenses before expense reductions (%)	1.90	*	1.84	1.86	1.91	1.90	1.94
Ratio of expenses after expense reductions (%)	1.83	*	1.82	1.84	1.89	1.88	1.83
Ratio of net investment income (%)	3.21	*	2.69	3.59	4.47	4.61	4.66
Portfolio turnover rate (%)	74	**	157	129	154	182	252
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class C	Six Months Ended 4/30/14 (Unaudited)		2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$4.91		$5.09	$4.74	$4.89	$4.60	$3.82
Income (loss) from investment operations: Net investment incomea	.08		.14	.18	.22	.22	.19
Net realized and unrealized gain (loss)	.05		(.12)	.38	(.15)	.31	.79
Total from investment operations	.13		.02	.56	.07	.53	.98
Less distributions from: Net investment income	(.09)		(.18)	(.21)	(.22)	(.23)	(.20)
Net realized gains	—		(.02)	—	—	(.01)	—
Total distributions	(.09)		(.20)	(.21)	(.22)	(.24)	(.20)
Net asset value, end of period	$4.95		$4.91	$5.09	$4.74	$4.89	$4.60
Total Return (%)b,c	2.73	**	.32	11.95	1.39	11.61	26.48
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	77		100	74	43	43	37
Ratio of expenses before expense reductions (%)	1.78	*	1.77	1.78	1.81	1.82	1.84
Ratio of expenses after expense reductions (%)	1.75	*	1.76	1.76	1.80	1.80	1.82
Ratio of net investment income (%)	3.29	*	2.81	3.59	4.56	4.69	4.66
Portfolio turnover rate (%)	74	**	157	129	154	182	252
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class S	Six Months Ended 4/30/14 (Unaudited)		2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$4.88		$5.06	$4.71	$4.86	$4.58	$3.80
Income (loss) from investment operations: Net investment incomea	.10		.19	.22	.26	.26	.23
Net realized and unrealized gain (loss)	.06		(.12)	.38	(.15)	.30	.78
Total from investment operations	.16		.07	.60	.11	.56	1.01
Less distributions from: Net investment income	(.12)		(.23)	(.25)	(.26)	(.27)	(.23)
Net realized gains	—		(.02)	—	—	(.01)	—
Total distributions	(.12)		(.25)	(.25)	(.26)	(.28)	(.23)
Net asset value, end of period	$4.92		$4.88	$5.06	$4.71	$4.86	$4.58
Total Return (%)b	3.22	**	1.26	13.07	2.32	12.77	27.56
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	82		95	94	30	33	13
Ratio of expenses before expense reductions (%)	.90	*	.86	.84	.88	.90	.92
Ratio of expenses after expense reductions (%)	.83	*	.79	.80	.87	.89	.81
Ratio of net investment income (%)	4.21	*	3.75	4.49	5.49	5.60	5.68
Portfolio turnover rate (%)	74	**	157	129	154	182	252
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Unconstrained Income Fund (the "Fund") is a diversified series of DWS Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Equity securities and exchange-traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1 securities.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of April 30, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These floating-rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2013, the Fund had net tax basis capital loss carryforwards of approximately $12,700,000, including $4,327,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2017, the expiration date, whichever occurs first, and approximately $8,373,000 of post-enactment losses which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($7,843,000) and long-term losses ($530,000).

The Fund has reviewed the tax positions for the open tax years as of October 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes, if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, premium amortization on debt securities, investments in futures and swap contracts, forward currency contracts and recognition of certain foreign currency gain (loss) as ordinary income. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended April 30, 2014, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

A summary of the open interest rate swap contracts as of April 30, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2014, the investment in interest rate swap contracts had a total notional value generally indicative of a range from $38,500,000 to $44,000,000.

Credit Default Swaps. Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended April 30, 2014, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer's credit quality characteristics.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of April 30, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2014, the investment in credit default contracts sold had a total notional value generally indicative of a range from $19,595,000 to $34,845,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the six months ended April 30, 2014, the Fund entered into options on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

A summary of the open purchased option contracts as of April 30, 2014 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in the table following the Fund's Investment Portfolio. For the six months ended April 30, 2014, the investment in written option contracts had a total value generally indicative of a range from approximately $1,037,000 to $1,365,000, and purchased option contracts had a total value generally indicative of a range from approximately $951,000 to $1,443,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2014, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration and for non-hedging purposes to seek to enhance potential gains.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2014, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $22,493,000 to $99,018,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $69,744,000 to $135,739,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2014, the Fund entered into forward currency contracts in order to hedge against anticipated currency market changes and for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2014, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $68,495,000 to $99,329,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $15,511,000 to $35,934,000. The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from approximately $9,466,000 to $54,499,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$951,101	$—	$366,186	$105,021	$1,422,308
Credit Contracts (b)	—	—	1,296,705	—	1,296,705
Foreign Exchange Contracts (c)	—	415,319	—	—	415,319
	$951,101	$415,319	$1,662,891	$105,021	$3,134,332
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Includes cumulative appreciation of futures and centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b) Investments in securities, at value (includes purchased options) and unrealized appreciation on bilateral swap contracts, respectively
(c) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$(1,037,403)	$—	$(1,901,358)	$(511,593)	$(3,450,354)
Foreign Exchange Contracts (c)	—	(681,352)	—	—	(681,352)
	$(1,037,403)	$(681,352)	$(1,901,358)	$(511,593)	$(4,131,706)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Includes cumulative depreciation of futures contracts and centrally cleared swaps as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b) Options written, at value
(c) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$452,054	$(1,651,473)	$(1,199,419)
Credit Contracts (a)	—	1,783,868	—	1,783,868
Foreign Exchange Contracts (b)	2,884,727	—	—	2,884,727
	$2,884,727	$2,235,922	$(1,651,473)	$3,469,176
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from swap contracts and futures, respectively
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)
	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$(491,721)	$327,154	$—	$(1,844,496)	$1,454,499	$(554,564)
Credit Contracts (a)	—	—	—	(1,193,731)	—	(1,193,731)
Foreign Exchange Contracts (b)	—	—	(984,825)	—	—	(984,825)
	$(491,721)	$327,154	$(984,825)	$(3,038,227)	$1,454,499	$(2,733,120)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options, swap contracts and futures, respectively
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount of Derivative Assets
Australia & New Zealand Banking Group Ltd.	$2,014	$(2,014)	$—	$—	$—
Bank of America	1,053,963	—	(1,053,963)	—	—
Barclays Bank PLC	13,343	(13,343)	—	—	—
BNP Paribas	319,721	(319,721)	—	—	—
Citigroup, Inc.	293,459	—	—	—	293,459
Commonwealth Bank of Australia	49,283	(49,283)	—	—	—
Credit Suisse	63,005	—	—	—	63,005
JPMorgan Chase Securities, Inc.	410,334	(410,334)	—	—	—
Nomura InternationaPLC	340,059	(163,801)	—	—	176,258
Goldman Sachs & Co.	61,373	—	—	—	61,373
UBS AG	56,571	—	—	—	56,571
	$2,663,125	$(958,496)	$(1,053,963)	$—	$650,666

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged	Non-Cash Collateral Pledged	Net Amount of Derivative Liabilities
Australia & New Zealand Banking Group Ltd.	$116,509	$(2,014)	$—	$—	$114,495
Barclays Bank PLC	426,400	(13,343)	—	—	413,057
BNP Paribas	424,451	(319,721)	—	—	104,730
Commonwealth Bank of Australia	91,471	(49,283)	—	—	42,188
JPMorgan Chase Securities, Inc.	496,123	(410,334)	—	—	85,789
Nomura International PLC	163,801	(163,801)	—	—	—
	$1,718,755	$(958,496)	$—	$—	$760,259

(a) The actual collateral received may be more than the amount shown.

C. Purchases and Sales of Securities

During the six months ended April 30, 2014, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $342,823,363 and $434,047,770, respectively. Purchases and sales of U.S. Treasury securities aggregated $79,426,454 and $108,890,963, respectively.

For the six months ended April 30, 2014, transactions for written options on interest rate swap contracts were as follows:
	Contract Amount	Premiums
Outstanding, beginning of period	27,400,000	$1,652,289
Outstanding, end of period	27,400,000	$1,652,289

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly at the following annual rates:
First $250 million of the Fund's average daily net assets	.480%
Next $750 million of such net assets	.450%
Next $1.5 billion of such net assets	.430%
Next $2.5 billion of such net assets	.410%
Next $2.5 billion of such net assets	.380%
Next $2.5 billion of such net assets	.360%
Next $2.5 billion of such net assets	.340%
Over $12.5 billion of such net assets	.320%

Accordingly, for the six months ended April 30, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.46% of the Fund's average daily net assets.

The Fund did not impose a portion of its management fee by an amount equal to the amount of management fee borne by the Fund as a shareholder of the DWS Floating Rate Fund.

For the period from November 1, 2013 through January 31, 2014, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.07%
Class B	1.82%
Class C	1.82%
Class S	.82%

Effective February 1, 2014 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.09%
Class B	1.84%
Class C	1.84%
Class S	.84%

For the six months ended April 30, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$60,534
Class B	749
Class C	13,197
Class S	31,057
$105,537

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2014, the Administration Fee was $285,652, of which $45,079 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2014, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2014
Class A	$120,824	$48,220
Class B	1,499	634
Class C	12,127	5,104
Class S	17,897	7,589
	$152,347	$61,547

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2014, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2014
Class B	$8,240	$1,188
Class C	327,204	47,943
	$335,444	$49,131

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2014, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2014	Annualized Rate
Class A	$480,553	$229,862	.24%
Class B	2,724	1,232	.25%
Class C	109,055	48,641	.25%
	$592,332	$279,735

Underwriting and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2014 aggregated $9,990.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2014, the CDSC for Class B and C shares aggregated $825 and $15,290, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2014, DIDI received $2,283 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory, filing services to the Fund. For the six months ended April 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $13,333, of which $10,797 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended April 30, 2014, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $2,203.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2014.

F. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

G. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

H. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2014		Year Ended October 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	4,979,001	$24,287,937	30,963,745	$156,074,281
Class B	14,227	69,401	51,110	257,013
Class C	889,848	4,370,161	12,657,231	63,891,031
Class S	4,318,196	21,156,177	19,888,788	100,374,893
		$49,883,676		$320,597,218
Shares issued to shareholders in reinvestment of distributions
Class A	1,693,167	$8,247,368	3,782,045	$18,797,126
Class B	7,260	35,424	21,146	105,487
Class C	287,703	1,411,472	597,549	2,986,575
Class S	335,023	1,633,899	952,591	4,742,993
		$11,328,163		$26,632,181
Shares redeemed
Class A	(14,205,760)	$(69,308,353)	(32,419,441)	$(160,286,535)
Class B	(193,913)	(946,904)	(351,158)	(1,758,220)
Class C	(5,828,252)	(28,606,621)	(7,534,182)	(37,426,174)
Class S	(7,447,682)	(36,340,063)	(20,078,432)	(99,042,336)
		$(135,201,941)		$(298,513,265)
Net increase (decrease)
Class A	(7,533,592)	$(36,773,048)	2,326,349	$14,584,872
Class B	(172,426)	(842,079)	(278,902)	(1,395,720)
Class C	(4,650,701)	(22,824,988)	5,720,598	29,451,432
Class S	(2,794,463)	(13,549,987)	762,947	6,075,550
		$(73,990,102)		$48,716,134

I. Transactions with Affiliates

The Underlying DWS Funds in which the Fund invests are considered to be affiliated investments. A summary of the Fund's transactions with affiliated Underlying DWS Funds during the six months ended April 30, 2014 is as follows:
Affiliate	Value ($) at 10/31/2013	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Value ($) at 4/30/2014
DWS Floating Rate Fund	30,079,612	—	—	—	611,449	29,984,222
DWS Variable NAV Money Fund	5,004,539	5,404	—	—	5,255	5,009,943
Central Cash Management Fund	4,655,877	184,808,418	177,700,141	—	2,228	11,764,154
Total	39,740,028	184,813,822	177,700,141	—	618,932	46,758,319

J. Payments by Affiliates

During the six months ended April 30, 2014, the Advisor fully reimbursed the Fund $4,687 for a loss incurred on a trade executed incorrectly. The amount of the loss was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

K. Fund Name Change

Effective August 11, 2014, the "DWS Funds" will be rebranded "Deutsche Funds." As a result, DWS Unconstrained Income Fund will be renamed Deutsche Unconstrained Income Fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2013 to April 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2014 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/14	$1,029.10	$1,024.80	$1,027.30	$1,032.20
Expenses Paid per $1,000*	$5.03	$9.19	$8.80	$4.18
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/14	$1,019.84	$1,015.72	$1,016.12	$1,020.68
Expenses Paid per $1,000*	$5.01	$9.15	$8.75	$4.16

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S
DWS Unconstrained Income Fund	1.00%	1.83%	1.75%	.83%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Unconstrained Income Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 2nd quartile, 3rd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and three-year periods and has underperformed its benchmark in the five-year period ended December 31, 2012.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S
Nasdaq Symbol	KSTAX	KSTBX	KSTCX	KSTSX
CUSIP Number	23337K 101	23337K 200	23337K 309	23337K 507
Fund Number	010	210	310	2391

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Notes

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DU IF-3
(R-027577-3 6/14)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Unconstrained Income Fund, a series of DWS Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 27, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 27, 2014